Leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total minimum lease payments	R$ 16,837,127	R$ 14,962,849
Less total interest	(5,630,167)	(4,199,865)
Present value of minimum lease payments	11,206,960	10,762,984
Less current portion	(1,948,259)	(2,057,687)
Noncurrent portion	9,258,701	8,705,297
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	(0)	2,977,345
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	3,059,448	2,370,391
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	2,325,227	1,970,832
Later Than Five Years And Not Later Than Sis Years [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	2,055,173	1,673,635
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	1,798,293	1,360,011
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	1,624,277	1,005,917
Later Than Five Years And Not Later Than Ten Years Onwards [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	R$ 5,974,709	R$ 3,604,718